FINANCIAL EXPENSE, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSE, NET [Abstract]
FINANCING EXPENSE, NET
NOTE 16:-	FINANCIAL EXPENSE, NET

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest	$(2)	$(9)	$(3)

	(2)	(9)	(3)
Financial expenses:
Interest	124	286	293
Hedging	(53)	70	-
Exchange rate differences, net	94	22	133
Revaluation of liabilities presented at fair value	705	589	692
Expenses related to modification of convertible debt and change in terms of warrants	-	-	273
Convertible debt inducement expenses	108	202	-
Fair value of guarantee associated with short term loan	-	49	-
Accretion of contingent payment obligation	265	75	-

	1,243	1,293	1,391

	$1,241	$1,284	$1,388